Concentration of Risk (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023	Sep. 30, 2025 USD ($)
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	47.60%	33.30%	44.60%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	25.80%	25.20%	15.50%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	11.10%	23.90%	10.60%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage			10.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	61.30%	41.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	17.30%	20.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	11.30%	16.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		13.60%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	28.00%	23.40%	32.70%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	24.40%	17.00%	19.70%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		15.20%	12.80%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Four [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		11.00%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Five [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	61.00%	44.40%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	10.60%	22.50%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		19.10%
PRC [Member]
Concentration of Risk [Line Items]
Deposited value	¥ 386,254	¥ 95,750		$ 54,257
Cambodia [Member]
Concentration of Risk [Line Items]
Deposited value	¥ 35,523,810			$ 4,990,000